Offerings - Offering: 1	Feb. 05, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Fee Rate	0.01381%
Offering Note	Pursuant to Rule 457(c) and 457(h) under the Securities Act of 1933, as amended, the proposed maximum offering price per security and the proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee and are based upon the average of the high and low prices of the Common Stock reported by the New York Stock Exchange on January 29, 2026. Such fee shall be paid in accordance with Rule 457(r).